Derivative Instruments - Summary of Interest Rate Swap Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Realized and unrealized gain on derivative instruments (note 9)	$ 449	$ 5,179	$ 564
Interest Rate Swaps Terminated
Derivative [Line Items]
Realized and unrealized gain on derivative instruments (note 9)	$ 3,200